FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Linkage of Monetary Items) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 5,297	$ 3,404	$ 5,110	$ 2,469
Total assets	53,567	56,233
Current liabilities:
Current maturities of long-term loans	2,692	895
Accounts payable and accruals:
Trade	7,794	4,493
Other	7	14
Non-current liabilities
Long-term loans, net of current maturities	5,799	7,838
Total liabilities	20,187	14,912
Dollar [Member]
Current assets:
Cash and cash equivalents	4,082	2,274
Short term bank deposits	22,192	26,747
Other receivables
Total assets	26,274	29,021
Current liabilities:
Current maturities of long-term loans	2,692	895
Accounts payable and accruals:
Trade	2,772	2,396
Other	500	708
Non-current liabilities
Long-term loans, net of current maturities	5,799	7,838
Total liabilities	11,763	11,837
Net asset value	14,511	17,184
NIS [Member]
Current assets:
Cash and cash equivalents	583	699
Short term bank deposits
Other receivables	613	491
Total assets	1,196	1,190
Current liabilities:
Current maturities of long-term loans
Accounts payable and accruals:
Trade	2,501	807
Other	780	632
Non-current liabilities
Long-term loans, net of current maturities
Total liabilities	3,281	1,439
Net asset value	(2,085)	(249)
GBP and other [Member]
Current assets:
Cash and cash equivalents	632	431
Short term bank deposits
Other receivables		848
Total assets	632	1,279
Current liabilities:
Current maturities of long-term loans
Accounts payable and accruals:
Trade	2,521	1,290
Other		23
Non-current liabilities
Long-term loans, net of current maturities
Total liabilities	2,521	1,313
Net asset value	$ (1,889)	$ (34)